Estimates, Significant Accounting Policies and Balance Sheet Detials (Schedule of Property, Plant and Equipment Depreciation and Capitalized Interest Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ESTIMATES, SIGNIFICANT ACCOUNTING POLICIES AND BALANCE SHEET DETAIL
Depreciation and depletion expense	$ 1,793	$ 1,713	$ 1,457
Capitalized interest, excluding AFUDC	$ 200	$ 163	$ 101